LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

October 17, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

Re:       Lord Abbett Investment Trust (the “Registrant”)

1933 Act File No. 033-68090

1940 Act File No. 811-07988

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 81 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on October 7, 2016.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2673.

Very truly yours,

/s/ Josephine Setteducato

Josephine Setteducato

Paralegal

Lord, Abbett & Co. LLC